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David D. McCusker To Call Writer Directly: 212 446-4734 dmccusker@kirkland.com	212 446-4800 www.kirkland.com	Facsimile: 212 446-4900

February 9, 2006

VIA EDGAR

Ms. Lesli L. Sheppard

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	Innophos, Inc.

Registration Statement on Form S-4 Filed November 23, 2005

File No. 333-129951

Innophos Investments Holdings, Inc.

Registration Statement on Form S-4 Filed November 23, 2005

File No. 333-129954

Dear Ms. Sheppard:

On behalf of our clients Innophos, Inc., a Delaware corporation (the “Company”) and Innophos Investments Holdings, Inc., a Delaware corporation (“Holdings” and together with the Company, the “Companies”), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules promulgated thereunder, please find enclosed for filing with the Securities and Exchange Commission, a complete copy of each of Amendment No. 3 (the “Company Amendment No. 3”) to the above-captioned Registration Statement on Form S-4 of the Company, as amended by Amendment No. 1 thereto on November 28, 2005 and as further amended by Amendment No. 2 thereto on January 19, 2006 (the “Company Registration Statement”) and Amendment No. 3 (the “Holdings Amendment No. 3” and, together with the Company Amendment No. 3, the “Amendments No. 3”) to the above-captioned Registration Statement on Form S-4 of Holdings, as amended by Amendment No. 1 thereto on November 28, 2005, and as further amended by Amendment No. 2 thereto on January 19, 2006 (the “Holdings Registration Statement” and, together with the Company Registration Statement, the “Registration Statements”). A copy of each of the Amendments No. 3 has been manually signed in accordance with Rule 302 of Regulation S-T and the signature pages thereto will be retained by us for a period of five years.

Innophos,	Inc.
Innophos	Investments Holdings, Inc.
February	9, 2006
Page	2

This amendment reflects certain revisions of the Registration Statements, in response to the comment letter to Mr. Randy Gress, the Company’s and Holdings’ Chief Executive Officer, dated February 8, 2006 from the staff of the Commission (the “Staff”). In addition, the amendment updates certain of the disclosures contained in the Registration Statements, as amended.

We have referenced the appropriate page number of the prospectus contained in the Company Registration Statement in our responses contained herein. The numbered paragraphs below set forth the Staff’s comments together with our response. Unless otherwise indicated, capitalized terms used herein have the meanings assigned to them in the Registration Statements.

Form S-4

Risk Factors

We have identified material weaknesses. . . . page 22

1.	Staff’s comment: We note your revised disclosure. Please revise further to disclose the amount of the adjustments to your fourth quarter 2004 financial statements discussed in the first, second and fifth bullet points.

Response: While the Companies recognize that the occurrence of an audit adjustment is an indication of a control deficiency, the significance of a deficiency depends on the potential for a misstatement, not on whether a misstatement actually occurred. Public Company Accounting Oversight Board Auditing Standard No. 2 paragraph 131 requires that when evaluating the significance of a deficiency one must determine:

1.	the likelihood (remote or more than remote) that the deficiency, individually or in combination with other deficiencies, could result in a misstatement of an account balance or disclosure, and

2.	the magnitude (inconsequential, more than inconsequential but less than material, or material) of the potential misstatement resulting from the deficiency.

Disclosure of the specific dollar amount of an audit adjustment could be considered misleading, as the reader might infer that all adjustments of a similar magnitude are considered to be a material weakness. An actual adjustment may not be material quantitatively, but based on other considerations (qualitative and quantitative) one may conclude that the underlying control deficiency is a material weakness. Additionally an actual adjustment could be material qualitatively, but one could still conclude that the underlying control deficiency was a material weakness even if that actual adjustment was not material quantitatively. Consequently, a reader may inappropriately conclude that there is a direct relationship between the material weakness and the dollar amount of the actual adjustment. The reader might also conclude that the potential for misstatement is limited to the amount of the audit adjustment. For the reasons stated above, we believe it would not be useful or relevant to an investor to disclose the specific dollar amount of each audit adjustment.

Prospectus Summary, page 1

2.	Staff’s comment: Please include a recent development section that discusses the preliminary results for the fiscal year ended December 31, 2005. This discussion should include any material events, transactions, trends, etc. that has occurred during the fourth fiscal quarter of 2005. If unaudited results are unavailable, please disclose that fact and explain why.

Response: In response to the Staff’s comment, the Companies have included in the Prospectus Summary section of the Registration Statements a recent developments section to discuss the Company’s preliminary results for the fiscal year ended December 31, 2005.

Unaudited Pro Forma Statements of Operations, page 42

3.

Staff’s comment: We note your revised disclosure in response to comment 28 in our letter dated December 20, 2005. Specifically, you state that $3,050,000 of the $6,081,000 of historical depreciation and amortization relates to property, plant and equipment not acquired by you. However, this leaves $3,031,000 of historical depreciation and amortization expense versus $2,598,000 of new depreciation of property, plant and equipment. As such, it does not appear your revised disclosure adequately addresses our comment. Please revise your

Innophos, Inc.

Innophos Investments Holdings, Inc.

February 9, 2006

disclosure and calculation of the adjustment to depreciation and amortization expense included in your administrative and selling expense adjustment to adequately explain how you determined the impact of increasing the fair value of property, plant and equipment through purchase accounting results in a decrease to depreciation and amortization expense included in administrative and selling expense.

Response: In response to the Staff’s comment, the Company has revised the disclosures on page 45 of the Company Registration Statement under Note 4 of the Notes to Unaudited Pro Forma Combined Statements of Operations, and Holdings has revised the corresponding section of the Holdings Registration Statement, to provide the explanation noted above.

Management’s Discussion and Analysis of Financial Condition And Results of Operations,

page 49,

Historical Performance, page 56

4.	Staff’s comment: We note your revised disclosures on page 62 regarding segment reporting in response to comment 34 in our letter dated December 20, 2005. Please revise this disclosure to provide a discussion and analysis of the fluctuations in net sales growth between the periods presented for each of your reportable segments and the variations in segment EBITDA as a percentage of segment net sales between the periods presented for each of your reportable segments. For example:

•	United States net sales trends are declining with a sales growth of 4.5% in 2003 and 2.8% in 2004 and a decline of 1.4% for the nine-months ended September 30, 2005.

•	Mexico net sales trends are significantly fluctuating with a decline of 13.7% in 2003 and increases of 13.1 % in 2004 and 4.4% for the nine-months ended September 30, 2005.

•	United States segment EBITDA as a percentage of segment net sales decreased 6.4% from 2002 to 2003 and then further decreased by 2%;

•	Mexico segment EBTIDA as a percentage of segment net sales increased 5.4% from 2003 to 2004 and also increased 4.4% for the nine-months ended 2005 compared to the comparable period in 2004.

Please also include an appropriate discussion of Canada’s trends. Please refer to Item 303(A)(3) and Instructions to Paragraph 303(A) of Regulation S-K and the SEC Interpretive Release No. 33-8350 dated December 19, 2003 for guidance.

Response: In response to the Staff’s comment, the Company has revised the discussion on page 62 of the Company Registration Statement, and Holdings has revised the

Innophos, Inc.

Innophos Investments Holdings, Inc.

February 9, 2006

corresponding section of the Holdings Registration Statement, to provide the discussion and analysis noted above.

In addition, each of the Companies hereby acknowledge that:

•	It is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	Neither of the Companies may assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope that the foregoing has been responsive to the Staff’s comments.

If you have any questions related to this letter, please contact me at (212) 446-4734.

Sincerely,

/s/    David D. McCusker

        David D. McCusker

cc:	Randy Gress

Richard Heyse

William Farran, Esq.

Joshua N. Korff, Esq.

Christopher A. Kitchen, Esq.